Commitments And Contingent Liabilities (Changes In The Accrued Liability For Environmental Remediation) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingent Liabilities [Line Items]
Balance at beginning of period	$ 115	$ 116	$ 123
Accruals	25	28	32
Payments	(31)	(31)	(39)
Other	1	2
Balance at end of period	$ 110	$ 115	$ 116